GOODWILL (Tables)	9 Months Ended
Sep. 30, 2025
GOODWILL
Schedule of goodwill
	September 30,	December 31,
	2025	2024

Vayu goodwill	$1,894,288	$-
GAC goodwill	10,840,392	-

Total goodwill	$12,734,680	$-